STOCKHOLDERS' EQUITY (Details) - Assumptions used in determining fair value of employee and vesting non-employee options - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (Details) - Assumptions used in determining fair value of employee and vesting non-employee options [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 5.98	$ 5.50	$ 5.50	$ 5.50
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Assumptions used in determining fair value of employee and vesting non-employee options [Line Items]
Risk-free interest rate	1.68%	2.13%	1.97%	0.62%
Stock price volatility	123.45%	77.60%	76.00%	35.00%
Expected life	5 years	8 years	6 years	6 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Assumptions used in determining fair value of employee and vesting non-employee options [Line Items]
Risk-free interest rate	2.07%	2.73%	2.73%	0.86%
Stock price volatility	145.24%	79.20%	79.00%	118.00%
Expected life	10 years	10 years	10 years	10 years